UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07344

Morgan Stanley California Insured Municipal Income Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley California Insured Municipal Income

Portfolio of Investments January 31, 2008 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE		VALUE
	Tax-Exempt Municipal Bonds (140.3%)
	California (137.0%)
$1,000	Anaheim City School Distrist, Ser 2007 (MBIA Insd)	0.00%		08/01/24		$2,242,812
4,000	Anaheim Public Financing Authority, Distribution Electric Ser 2007-A (MBIA Insd)	4.50		10/01/37		3,807,920
5,000	California Department of Veterans Affairs, Home Purchase 2002 Ser A (AMBAC Insd)	5.35		12/01/27		5,169,750
3,000	California Department of Water Resources, Central Valley Ser Y (FGIC Insd)	5.25		12/01/19		3,258,570
1,000	California Infrastructure & Economic Development Bank,
	California Science Center Foundation Ser 2006 B (FGIC Insd)	5.00		05/01/31		1,027,480
30	California State Prerefunded Balance	5.50		04/01/19		30,170
750	California State Unrefunded Balance	5.50		04/01/19		753,330
2,000	California State University, Ser 2003 A (FGIC Insd)	5.25		11/01/21		2,165,920
2,000	California State University, Ser 2005 A (AMBAC Insd)	5.00		11/01/35		2,056,780
3,000	California, Economic Recovery Ser 2004 A (MBIA Insd)	5.00		07/01/15		3,304,530
4,000	California, Refg DTD 04/01/07 Ser 2007 (MBIA Insd)	4.25		08/01/33		3,664,640
2,000	California Veterans Ser BH (AMT) (FSA Insd)	5.40		12/01/16		2,062,240
1,000	Camarillo Public Finance Authority, California, Wastewater Ser 2005 (AMBAC Insd)	5.00		06/01/36		1,031,210
1,000	Capistrano Unified School District, Community Facilities District #98-2 Ladera Ser 2005 (FGIC Insd)	5.00		09/01/29		999,300
2,000	Chula Vista Public Financing Authority, Ser A 2005 (MBIA Insd)	5.00		09/01/29		2,008,060
5,060	Contra Costa Water District, Refg Ser L (FSA Insd)	5.00		10/01/20		5,443,750
2,135	Contra Costa Water District, Refg Ser L (FSA Insd)	5.00		10/01/21		2,296,918
2,240	Contra Costa Water District, Refg Ser L (FSA Insd)	5.00		10/01/22		2,371,533
2,000	Culver City Redevelopment Agency, Ser 2005 A (AMBAC Insd)	5.00		11/01/25		2,041,980
3,000	East Bay Municipal Utility District Water Ser 2001 (MBIA Insd)	5.00		06/01/11	+	3,251,550
1,000	Eastern Municipal Water District, Water & Sewer Refg Ser 2006 A COPs (MBIA Insd)++	5.00		07/01/32		1,014,370
4,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2005 A (FGIC Insd)	5.00		06/01/38		3,965,760
2,000	Kern County Board of Education Refg 2006 Ser A COPs (MBIA Insd)	5.00		06/01/31		2,030,500
3,000	La Quinta Financing Authority, Local Agency 2004 Ser A (AMBAC Insd)	5.25		09/01/24		3,199,140
2,000	La Quinta Redevelopment Agency, Area #1 Ser 2002 (AMBAC Insd)	5.00		09/01/22		2,097,460
2,750	Long Beach Harbor, Ser 1995 (AMT) (MBIA Insd)	5.00		05/15/24		2,801,920
2,000	Los Angeles County Metropolitan Transportation Authority Sales Tax Ser 2000 A (FGIC Insd)	4.50		07/01/29		1,993,120
5,000	Los Angeles County Metropolitan Transportation Authority Sales Tax Ser 2000 A (FGIC Insd)	5.25		07/01/10	+	5,397,550
4,000	Los Angeles Department of Water & Power, 2001 Ser A (FSA Insd)	5.25		07/01/21		4,231,400
5,000	Los Angeles Department of Water & Power, 2003 Ser A Subser A-2 (MBIA Insd)	5.00		07/01/27		5,128,450
3,000	Los Angeles Municipal Improvement Corporation, Police Headquarters Ser 2006 - A (FGIC Insd)	4.75		01/01/31		2,908,200
2,000	Los Angeles Unified School District, California, Ser 2006 F (MBIA Insd)	5.00		07/01/30		2,080,000
7,000	Los Angeles Wastewater Refg Ser 2003 B (FSA Insd)	5.00		06/01/22		7,429,520
10,000	Los Angeles, Harbor Department 2001 A (AMBAC Insd)	5.00		08/01/25		10,301,500
4,000	Metropolitan Water District of Southern California, 2003 Ser B-2 (FGIC Insd)	5.00		10/01/27		4,117,960
2,000	Metropolitan Water District of Southern California, 2003 Ser B-2 (FGIC Insd)	5.00		10/01/36		2,055,960
3,000	Milpitas Redevelopment Agency, California, Area #1 Ser 2003 (MBIA Insd)	5.00		09/01/22		3,145,770
4,000	Modesto Irrigation District, Ser 2001 A COPs (FSA Insd)	5.00		07/01/26		4,171,560
5,000	Modesto, Community Center Refg 1993 Ser A COPs (AMBAC Insd)	5.00		11/01/23		5,400,150
3,000	Oakland, Ser 2003 A (MBIA Insd)	5.00		01/15/33		3,056,550
3,000	Port of Oakland, 2000 Ser K (AMT) (FGIC Insd)	5.875		11/01/17		3,105,600
4,000	Poway Redevelopment Agency, Paguay Redev 2003 Ser (MBIA Insd)**	5.25		06/15/22		4,143,260
4,000	Poway Redevelopment Agency, Paguay Redev 2003 Ser (MBIA Insd)**	5.25		06/15/23		4,143,260
4,000	Poway Redevelopment Agency, Paguay Redev 2003 Ser (MBIA Insd)**	5.25		06/15/24		4,143,260
4,000	Poway Uniform School District Public Financiing Authority, Ser 2007 (AMBAC Insd)	4.625		09/15/42		3,801,360
3,000	Sacramento Financing Authority, Water & Capital Improvement 2001 Ser (AMBAC Insd)	5.00		06/01/11	+	3,251,550
4,000	San Diego County Water Authority, California, Ser 2004 A COPs (FSA Insd)	5.00		05/01/29		4,111,080
5,000	San Francisco Airports Commission, San Francisco Int’l Airport Refg Issue 27A (AMT) (MBIA Insd)	5.25		05/01/26		5,072,600
1,125	San Francisco Bay Area Rapid Transit District, Sales Tax Ser 1998 (AMBAC Insd)	5.00		07/01/28		1,141,448
4,000	San Francisco City & County, City Buildings Ser 2007 A COPs (FGIC Insd)	4.50		09/01/37		3,666,680
1,000	San Francisco City & County, Laguna Honda Hospital RITES PA 1387 (FSA Insd)	11.58	#	06/15/30		1,148,780
5,000	San Francisco Public Utilities Commission, Water Refg Ser A 2001 (FSA Insd)	5.00		11/01/31		5,113,600
2,000	San Joaquin Hills Transportation Corridor Agency, Toll Road Refg Ser 1997 A (MBIA Insd)	5.25		01/15/30		2,022,340
8,000	San Jose Financing Authority, Civic Center Ser 2002 B (AMBAC Insd)	5.00		06/01/37		8,141,200
4,000	San Jose, Airport Ser 2001 A (FGIC Insd)	5.00		03/01/25		4,118,320
4,690	Santa Maria, Local Water & Refg Ser 1993 COPs (FGIC Insd)	5.50		08/01/21		4,697,739
1,000	Simi Valley Public Financing Authority, Ser 2004 COPs (AMBAC Insd)	5.00		09/01/30		1,010,850
2,150	Turlock Irrigation District, Refg 1998 Ser A (MBIA Insd)	5.00		01/01/26		2,194,398
4,000	University of California, Ser 2007- J (FSA Insd)	4.50		05/15/31		3,968,360
4,000	University of California, Ser 2007- J (FSA Insd)	4.50		05/15/35		3,934,880
3,775	University of California Revs - Prerefunded	5.25		05/15/30		4,213,768
2,225	University of California Revs - Unrefunded	5.25		05/15/30		2,295,733
4,000	University of California Regents Ser 2007 A (MBIA Insd)	4.50		05/15/37		3,863,920
1,000	University of California, Limited Projects Ser 2005 B (FSA Insd)	5.00		05/15/30		1,036,760
5,000	University of California, Multi Purpose Ser 2003 Q (FSA Insd)	5.00		09/01/23		5,285,850
2,000	University of California, Ser 2003 B (AMBAC Insd)	5.00		05/15/22		2,095,640
1,330	Val Verde Unified School District of Construction COPs Ser 2005 B (FGIC Insd)	5.00		01/01/35		1,343,500
						218,581,019
	Puerto Rico (3.3%)
5,000	Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)	5.50		10/01/32		5,307,700
	Total Tax-Exempt Municipal Bonds					223,888,719
	(Cost $221,625,110)
	Califotnia Tax-Exempt Short-Term Municipal Obligations (2.5%)
3,300	California Department of Water	1.10	*	05/01/22		3,300,000
700	California Education Facilities Authority, Stanford University Ser S-4 (Demand 11/01/07)	3.05	*	11/01/50		700,000
	Total Califotnia Tax-Exempt Short-Term Municipal Obligations
	(Cost $4,000,000)					4,000,000
	Total Investments
	(Cost $225,625,110)					227,888,719
	Floating Rate Notes Related to Securities Held (-3.8%)
(6,000)	Notes with interest rate of 3.05% at January 31, 2008 and contractual maturities of collateral ranging from 06/15/22 to 06/15/24 +++(a)
	(Cost ($6,000,000))					(6,000,000)
	Total Net Investments
	(Cost $219,625,110) (b) (c)			139.0		221,888,719
	Other Assets in Excess of Liabilities			1.7		2,732,674
	Preferred Shares of Beneficial Interest			(40.7)		(65,000,000)
	Net Assets Applicable to Common Shareholders			100.0%		$159,621,393
______________

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
ETM	Escrowed to maturity.
RITES	Residual Interest Tax-Exempt Security (Illiquid security).
+	Prefunded to call date shown.
++	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $254,063.
+++	Floating rate note obligations related to securities held. The interest rate shown reflects the rate in effect at January 31, 2008.
*	Current coupon rate of variable rate demand obligation.
**	Underlying securities related to inverse floaters entered into by the Trust.
#

Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a value of $1,148,780, which represents 0.7% of net assets applicable to common shareholders.

(a)

Floating Rate Note Obligations Related to Securities Held – The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At January 31, 2008, Fund investments with a value of $12,429,780 are held by the Dealer Trusts and serve as collateral for the $6,000,000 in floating rate note obligations outstanding at that date.

(b)	Securities have been designated as collateral in an amount equal to $70,095,675 in connection with open futures contracts an an open swap contract.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JANUARY 31, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
397	Long	U.S. Treasury Swaps 10 Year,
		March 2008	$45,189,768	$1,171,615
15	Short	U.S. Treasury Notes 5 Year,
		March 2008	(1,695,000)	(21,299)
93	Short	U.S. Treasury Notes 10 Year,
		March 2008	(10,854,844)	(32,626)
116	Short	U.S. Treasury Bonds 20 Year,
		March 2008	(13,840,250)	(61,812)

Net Unrealized Appreciation				1,055,878

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Insured Municipal Income Trust
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer March 20, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer March 20, 2008

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Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley California Insured Municipal Income Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: March 20, 2008
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

4

Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley California Insured Municipal Income Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: March 20, 2008
/s/ Francis Smith
Francis Smith Principal Financial Officer

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